PIMCO Funds

Supplement Dated October 20, 2017 to the Bond Funds Prospectus

dated July 28, 2017, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Total Return ESG Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is jointly managed by Scott A. Mather, Mike Amey, Mark Kiesel and Mihir Worah. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Scott A. Mather, Mike Amey, Mark Kiesel and Mihir Worah. Mr. Mather is CIO U.S. Core Strategies. Mr. Amey is head of PIMCO’s ESG strategies. Mr. Kiesel is CIO Global Credit. Mr. Worah is CIO Real Return and Asset Allocation. Messrs. Mather, Amey, Kiesel and Worah are Managing Directors of PIMCO. Messrs. Mather, Kiesel and Worah have jointly managed the Fund since September 2014, and Mr. Amey has jointly managed the Fund since October 2017.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Total Return ESG	Mike Amey	10/17

Managing Director, PIMCO. Mr. Amey is a portfolio manager in the London office. He is responsible for sterling portfolios and is head of PIMCO’s ESG (environmental, social and governance) strategies. He is also responsible for the European insurance (ex: Germany) and the European LDI (liability-driven investing) portfolio management groups. Prior to joining PIMCO in 2003, he was head of U.K. fixed income at Rothschild Asset Management and after their merger, at Insight Investment. He has 24 years of investment experience and holds undergraduate and master’s degrees in corporate and international finance from the University of Durham. Mr. Amey is also a member of the U.K. Society of Investment Professionals.

PIMCO Investment Grade Corporate Bond PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return ESG	Mark Kiesel	11/02 9/14 9/14 9/14 9/14

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

PIMCO Moderate Duration PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return ESG	Scott A. Mather	9/14 9/14 9/14 9/14 9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return ESG	Mihir Worah	9/14 9/14 9/14 9/14

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he coauthored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has investment experience since 2003 and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP1_102017

PIMCO Funds

Supplement Dated October 20, 2017 to the Short Duration Strategy Funds Prospectus

dated July 28, 2017, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Low Duration ESG Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is jointly managed by Scott A. Mather, Mike Amey and Jerome Schneider. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Scott A. Mather, Mike Amey and Jerome Schneider. Mr. Mather is CIO U.S. Core Strategies. Mr. Amey is head of PIMCO’s ESG strategies. Messrs. Mather, Amey and Schneider are Managing Directors of PIMCO. Messrs. Mather and Schneider have jointly managed the Fund since September 2014, and Mr. Amey has jointly managed the Fund since October 2017.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Low Duration ESG	Mike Amey	10/17

Managing Director, PIMCO. Mr. Amey is a portfolio manager in the London office. He is responsible for sterling portfolios and is head of PIMCO’s ESG (environmental, social and governance) strategies. He is also responsible for the European insurance (ex: Germany) and the European LDI (liability-driven investing) portfolio management groups. Prior to joining PIMCO in 2003, he was head of U.K. fixed income at Rothschild Asset Management and after their merger, at Insight Investment. He has 24 years of investment experience and holds undergraduate and master’s degrees in corporate and international finance from the University of Durham. Mr. Amey is also a member of the U.K. Society of Investment Professionals.

PIMCO Low Duration PIMCO Low Duration II PIMCO Low Duration ESG	Scott A. Mather	9/14 9/14 9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.

PIMCO Government Money Market PIMCO Low Duration PIMCO Low Duration II PIMCO Low Duration ESG PIMCO Short Asset Investment PIMCO Short-Term	Jerome Schneider	1/11 9/14 9/14 9/14 5/12* 1/11

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

*	Inception of the Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_102017

PIMCO Funds

Supplement Dated October 20, 2017 to the

Statement of Additional Information dated July 28, 2017, as supplemented (the “SAI”)

Disclosure Related to the PIMCO Low Duration ESG Fund and

PIMCO Total Return ESG Fund

Effective immediately, the PIMCO Low Duration ESG Fund’s portfolio is jointly managed by Scott A. Mather, Mike Amey and Jerome Schneider. In addition, effective immediately, the PIMCO Total Return ESG Fund’s portfolio is jointly managed by Scott A. Mather, Mike Amey, Mark Kiesel and Mihir Worah.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective October 20, 2017, the PIMCO Low Duration ESG Fund’s portfolio is jointly managed by Scott A. Mather, Mike Amey and Jerome Schneider, and the PIMCO Total Return ESG Fund’s portfolio is jointly managed by Scott A. Mather, Mike Amey, Mark Kiesel and Mihir Worah.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_102017